Revenue Recognition (Details) - Schedule of Deferred Revenues from Contracts with Customers (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenues from Contracts with Customers [Line Items]
Net of allowance for credit losses	$ 7,066	$ 5,416